Schedule of Goodwill and Long-lived Assets (Details)	12 Months Ended
Jun. 30, 2024 CAD ($)
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Impairment	$ (4,100,270)
OFIT GM Inc [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Intangible assets and goodwill	7,009,304
Recoverable amount	3,776,335
Impairment	(3,232,969)
OFIT GM Inc [member] | Property plant and equipment included in cash generating units [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Intangible assets and goodwill	2,064,302
OFIT GM Inc [member] | Intangible assets included in cash generating units [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Intangible assets and goodwill	1,422,830
OFIT GM Inc [member] | Goodwill included in cash generating units [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Intangible assets and goodwill	3,522,172
OFIT RT Inc [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Intangible assets and goodwill	2,486,985
Recoverable amount	1,619,684
Impairment	(867,301)
OFIT RT Inc [member] | Property plant and equipment included in cash generating units [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Intangible assets and goodwill	891,512
OFIT RT Inc [member] | Intangible assets included in cash generating units [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Intangible assets and goodwill	578,619
OFIT RT Inc [member] | Goodwill included in cash generating units [member]
DisclosureOfGoodwillAndLongLivedAssetsLineItems [Line Items]
Intangible assets and goodwill	$ 1,016,855